Taxation - Income before Income Tax Expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income/(Loss) from Domestic and Foreign Components Before Income Tax Expenses [Abstract]
Mainland China	¥ 1,372,793	$ 196,307	¥ 1,604,428	¥ 1,813,055
Non-mainland China	159,074	22,747	81,880	184,509
Income before income taxes	¥ 1,531,867	$ 219,054	¥ 1,686,308	¥ 1,997,564